Amounts Due to Related Party and Related Party Transactions - Schedule of Amounts Due to Related Parties (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Total Prior Dent Debt payable to Dr. Michael Dent	$ 50,000	$ 5,533,231
February 2026 Dent Note, carried at fair value	6,413,357
Total amounts due to Dr. Michael Dent	6,463,357	5,533,231
Less: unamortized discount	(210,734)	(109,027)	$ (27,414)
Dr. Michael Dent, carried at fair value [Member]
Related Party Transaction [Line Items]
Total Prior Dent Debt payable to Dr. Michael Dent		4,256,099
Dr. Michael Dent, carried at amortized value [Member]
Related Party Transaction [Line Items]
Total Prior Dent Debt payable to Dr. Michael Dent		656,692
Undocumented advances payable to Dr. Michael Dent [Member]
Related Party Transaction [Line Items]
Total Prior Dent Debt payable to Dr. Michael Dent	50,000	319,840
Deferred compensation payable to Dr. Michael Dent [Member]
Related Party Transaction [Line Items]
Total Prior Dent Debt payable to Dr. Michael Dent		300,600
Jason Bishara [Member]
Related Party Transaction [Line Items]
Convertible note payable to Jason Bishara	25,000
Less: unamortized discount	(7,680)
Total amounts due to Jason Bishara	17,320
Related Party [Member]
Related Party Transaction [Line Items]
Less: unamortized discount	(7,680)	0	(494,104)
Total amounts due to Jason Bishara		4,912,791	2,491,921
Total notes payable and other amounts due to related party	$ 6,480,677	$ 5,533,231	$ 3,212,521